TAXES BASED ON INCOME - Net Operating Loss and Tax Carryforwards (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Net operating loss and tax carryforwards
Tax credit carryforwards	$ 46.5	$ 69.0
Net operating loss and credit carryforward
Net operating loss and tax carryforwards
Net operating loss carryforwards	508.1
Tax credit carryforwards	46.5
2020
Net operating loss and tax carryforwards
Net operating loss carryforwards	5.1
2021
Net operating loss and tax carryforwards
Net operating loss carryforwards	3.1
2022
Net operating loss and tax carryforwards
Net operating loss carryforwards	6.6
2023
Net operating loss and tax carryforwards
Net operating loss carryforwards	5.2
2024
Net operating loss and tax carryforwards
Net operating loss carryforwards	5.2
2025 - 2039
Net operating loss and tax carryforwards
Net operating loss carryforwards	8.4
Indefinite life/no expiry
Net operating loss and tax carryforwards
Net operating loss carryforwards	474.5
2020
Net operating loss and tax carryforwards
Tax credit carryforwards	0.3
2021
Net operating loss and tax carryforwards
Tax credit carryforwards	0.5
2022
Net operating loss and tax carryforwards
Tax credit carryforwards	0.6
2023
Net operating loss and tax carryforwards
Tax credit carryforwards	2.5
2024
Net operating loss and tax carryforwards
Tax credit carryforwards	0.4
2025 - 2039
Net operating loss and tax carryforwards
Tax credit carryforwards	35.1
Indefinite life/no expiry
Net operating loss and tax carryforwards
Tax credit carryforwards	7.1
Foreign subsidiaries
Net operating loss and tax carryforwards
Net operating loss carryforwards	508.0	$ 538.0
State
Net operating loss and tax carryforwards
Net operating loss carryforwards	635.0
Operating loss carryforwards, valuation allowance	$ 588.0